STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Begining Period, Nonvested	8,113	2,720
Number of Shares, Granted	23,281	12,934
Number of Shares, Vested	(7,825)	(7,541)
Ending Period, Nonvested	23,569	8,113
Weighted Average Grant Date Fair Value, Nonvested	$ 16.47	$ 11.9
Weighted Average Grant Date Fair Value, Granted	$ 15.21	$ 16.49
Weighted Average Grant Date Fair Value, Vested	$ 15.2	$ 14.86
Weighted Average Grant Date Fair Value, Nonvested	$ 15.64	$ 16.47
Restricted Stock Units (Rsus) [Member]
Begining Period, Nonvested	6,845	3,739
Number of Shares, Granted	2,105	3,106
Number of Shares, Vested	(3,739)	0
Ending Period, Nonvested	5,211	6,845
Weighted Average Grant Date Fair Value, Nonvested	$ 15	$ 15
Weighted Average Grant Date Fair Value, Granted	$ 15.98	$ 15
Weighted Average Grant Date Fair Value, Vested	$ 14.8	$ 0
Weighted Average Grant Date Fair Value, Nonvested	$ 15.98	$ 15